Summary of Significant Accounting Policies and Practices - Intangible Assets, Net (Details)	12 Months Ended
Dec. 31, 2020
Developed technology
Accounting Policies [Line Items]
Estimated useful life	8 years
Customer relationships
Accounting Policies [Line Items]
Estimated useful life	5 years
Trademarks and tradenames
Accounting Policies [Line Items]
Estimated useful life	3 years
Minimum | Internally developed software
Accounting Policies [Line Items]
Estimated useful life	3 years
Maximum | Internally developed software
Accounting Policies [Line Items]
Estimated useful life	4 years